Offerings	Mar. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of all of the registration fee for the Registration Statement on Form S-3ASR (Registration No. 333-283905) filed by the registrant on December 18, 2024.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 250,000,000.00
Amount of Registration Fee	$ 34,525.00
Offering Note	See Offering Note 1.